Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (33,710,541)	$ (4,748,031)	¥ (48,594,231)	¥ (36,410,117)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	21,984,382	3,096,435	22,590,666	23,025,480
Loss (gain) from disposal of property and equipment	893	126	(1,692)	24,380
Share-based compensation	3,068,041	432,125	1,459,755	1,039,972
Deferred income tax benefit	(6,812,790)	(959,561)	(6,052,019)	(1,562,358)
Gain on deconsolidation of subsidiaries and others, net			(1,308,627)	(33,542,154)
Impairment loss of long-term investments				6,000,000
Gain from acquisition of a subsidiary	(4,018)	(566)
Foreign currency exchange loss	7	1	323	213,741
Changes in operating assets and liabilities, net of effect of acquisition and disposal:
Accounts receivable	3,616,548	509,380	(4,913,849)	1,245,142
Prepaid expenses and other current assets	(2,386,561)	(336,140)	(5,711,215)	675,236
Other non-current assets	(3,275,623)	(461,362)	(1,833,631)	(3,788,762)
Income tax payable	(13,753)	(1,937)	(7,947)	(85,707)
Accrued expenses and other payables	(7,139,011)	(1,005,509)	10,884,454	4,532,885
Deferred revenues	33,423,899	4,707,658	18,874,126	6,798,577
Net cash provided by (used in) operating activities	8,751,473	1,232,619	(14,613,887)	(31,833,685)
Cash flows from investing activities:
Cash paid for property and equipment	(2,240,101)	(315,512)	(1,618,338)	(4,451,589)
Cash receipt from property and equipment disposal	14,850	2,092	6,010	22,490
Cash paid for liabilities assumed in relation to acquisition of Youru (Note 3)	(1,023,859)	(144,208)	(312,338)
Payment for acquisition of a subsidiary, less cash acquired	(417,376)	(58,786)		(4,642,082)
Proceeds from deconsolidation of subsidiaries and others, less cash disposed			(165,437)	(832,811)
Cash paid for acquisition of non-redeemable non-controlling interests	(300,000)	(42,254)	(400,000)	(125,000)
Net cash used in investing activities	(3,966,486)	(558,668)	(2,490,103)	(10,028,992)
Cash flows from financing activities:
Cash paid for employee individual income tax for net- settlement of vested shares	(68,326)	(9,624)	(30,731)	(114,729)
Cash received from short-term loans (Note 10)				2,710,000
Repayment of short-term loans (Note 10)				(2,000,000)
Cash received for exercise of share options	471,765	66,447	218,943	232,245
Net cash provided by financing activities	403,439	56,823	188,212	827,516
Effect of foreign exchange rate changes on cash and cash equivalents	(1,393)	(196)	556,616	(348,911)
Net increase (decrease) in cash and cash equivalents	5,187,033	730,578	(16,359,162)	(41,384,072)
Cash and cash equivalents at beginning of year	54,980,199	7,743,799	71,339,361	112,723,433
Cash and cash equivalents at end of year	60,167,232	8,474,377	54,980,199	71,339,361
Supplemental disclosures of cash flow information:
Cash paid for income tax	20,427	2,877	28,316	154,379
Cash refunded for income tax	(211)	(30)		(5,316)
Cash paid for interest expenses				25,278
Non-cash investing and financing activities:
Consideration payable for acquisition of Youru (Note 3)	198,333	27,935	1,222,191
Disposal of net liabilities of subsidiaries, excluding cash			5,378,395	13,041,021
Lease liability arising from obtaining Right-of-use assets	¥ 1,709,583	$ 240,790	¥ 14,628,975	¥ 16,132,735